GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 98.97%
	Exchange Traded Funds - 80.05%
341,646	Global X US Preferred ETF (a)	$7,246,311
105,620	iShares 0-5 Year High Yield Corporate Bond ETF (a)	4,282,891
10,852	iShares 1-3 Year Treasury Bond ETF	898,437
2,789	iShares 7-10 Year Treasury Bond ETF	285,315
62,462	iShares Broad USD High Yield Corporate Bond ETF (a)	2,162,434
198,233	iShares Emerging Markets Dividend ETF	5,272,998
18,930	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	2,082,868
11,539	iShares International Dividend Growth ETF (a)	661,473
150,133	iShares International Select Dividend ETF	4,077,612
37,086	iShares Select Dividend ETF	4,363,910
32,680	iShares U.S. Credit Bond ETF (a)	1,665,700
15,450	Schwab U.S. TIPS ETF	862,110
74,369	Schwab US Dividend Equity ETF (a)	5,327,050
89,633	SPDR Portfolio Aggregate Bond ETF (a)	2,361,830
57,520	SPDR Portfolio Long Term Corporate Bond ETF (a)	1,385,657
99,033	SPDR Portfolio S&P 500 High Dividend ETF (a)	3,952,407
32,304	SPDR S&P Global Dividend ETF (a)	1,992,834
19,469	SPDR S&P Global Infrastructure ETF (a)	1,040,423
79,357	SPDR S&P International Dividend ETF	2,722,739
60,967	Vanguard Emerging Markets Government Bond ETF (a)	3,737,277
87,615	Vanguard Global ex-U.S. Real Estate ETF	3,878,716
52,340	Vanguard High Dividend Yield ETF (a)	5,322,978
4,660	Vanguard Intermediate-Term Treasury ETF	285,006
36,241	Vanguard Long-Term Treasury ETF	2,542,669
29,528	Vanguard Real Estate ETF (a)	2,690,296
1,727	Vanguard S&P 500 ETF	599,062
4,404	Vanguard Utilities ETF	670,949
73,704	WisdomTree US LargeCap Dividend Fund (a)	4,355,906
128,075	WisdomTree U.S. SmallCap Dividend Fund (a)	3,614,277
		80,342,135
	Mutual Funds - 18.92%
24,404	BlackRock High Equity Income Fund - Institutional Shares	656,478
69,981	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	663,418
230,795	Loomis Sayles Global Allocation Fund - Class Y	4,950,560
544,797	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	4,946,754
1,526,720	Vanguard High-Yield Corporate Fund - Admiral Shares	7,771,002
		18,988,212
	Total Investment Companies (Cost $93,610,634)	99,330,347

	SHORT TERM INVESTMENTS - 1.03%
	Money Market Funds - 1.03%
1,030,551	DWS Government Money Market Series - Institutional Shares
	Effective Yield 1.24% (b)	1,030,551
	Total Short Term Investments (Cost $1,030,551)	1,030,551

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 33.01%
33,135,233	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (b)	33,135,233
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $33,135,233)	33,135,233

	Total Investments (Cost $127,776,418) - 133.01%	133,496,131
	Liabilities in Excess of Other Assets - (33.01)%	(33,129,070)
	TOTAL NET ASSETS - 100.00%	$100,367,061

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2022.